Share Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share Based Compensation
14.	SHARE-BASED COMPENSATION
Onshore Share Incentive Plan
Prior to the Reorganization, the shareholders and Board of Directors of Shanghai 100me approved a series of employee option plans in order to provide incentives and rewards to the Group’s directors, senior management and employees (the “2015 Plan”, “2016 Plan”, “2018 Plan”, “2019 Plan” and “2020 Plan”, or the “Onshore Plans”). Each option under the Onshore Plans allowed employees to purchase one share of, a limited partnership whose sole holding was 295,503 common shares in Shanghai 100me (the “ESOP Platform”). Each share in the ESOP Platform is equivalent to 0.0148 of Shanghai 100me’s common shares. Share options awarded under the Onshore Plans vest over a period of four years, with 50% of the award vesting on the second anniversary of the grant date, 25% of the award vesting on the third anniversary and 25% vesting on the fourth anniversary. Each share option has a contractual life of 10 years. The Company authorized and granted a total of 10,471,912 options under the Onshore Plans.

As part of the Reorganization, the Onshore Plans were replaced with the Company’s 2015, 2016, 2018, 2019 and 2020 Replacement Plans (the “Replacement Plans”) on October 31, 2020. All 9,681,668 outstanding share options of Shanghai 100me under the Onshore Plans as of October 31,

2020 were replaced and carried over at a conversion factor of 14.8. Each option under the Replacement Plans allowed employees to purchase 0.05 of the Company’s ordinary shares. Concurrently, the exercise price for each share option under the Replacement Plans was also adjusted by the same 14.8 factor. All other terms, including vesting periods, proportion of vested and unvested options outstanding for each grantee were identical between the Onshore Plans and Replacement Plans. The Company performed a qualitative assessment and concluded that the cancellation of the awards under the Onshore Plans and the corresponding grant of awards under the Replacement Plans did not constitute a substantive modification of the original share-based payment awards.
Offshore Share Incentive Plans
On September 5, 2020, the Company’s shareholders and Board of Directors approved the 2019 Plan II. Under the 2019 Plan II, the Company authorized and issued
71,001,793
 share options to purchase the Company’s ordinary shares. On October 31, 2020, the Company granted all of the options authorized under the 2019 Plan II.
On September 5, 2020, the Company’s shareholders and Board of Directors approved the 2020 Plan II and Plan III. Under the 2020 Plan II and Plan III, the Company authorized and issued 11,786,197 and
 23,096,715
share options to purchase the Company’s ordinary shares, respectively. On October 31, 2020, the Company granted all of the options authorized under the 2020 Plan II and Plan III.
In January 2021, the Company’s Board of Directors approved the 2020 Plan IV and granted

7,082,103
share options to the Group’s senior management and employees. In March 2021, the Company’s Board of Directors approved the 2021 Plan I and granted
 854,608
share options to the Group’s senior management and employees. In April 2021, the Company’s Board of Directors approved the 2020 Plan V and granted
14,862,751
 share options to the Group’s senior management and employees. In September 2021, the Company’s board of directors approved the 2020 Plan VI-X and 2021 Plan II and granted a total of
147,315,628
 share options to the Group’s senior management and employees.
In December 2021, the Company’s Board of Directors amended and restated the Replacement Plans, 2019 Plan II, 2020 Plan II-X and 2021 Plan I-II (the “A&R 2020 Share Incentive Plan”), which consolidated all share-based payment awards under one incentive plan and clarified certain administration terms of the share incentive plan. The A&R 2020 Share Incentive Plan did not substantively modify the terms of any previously granted share options. Pursuant to the A&R 2020 Share Incentive Plan, the maximum aggregate number of
s
hares which may be issued is
 40,181,400
Class A ordinary shares of the Company.
The ordinary shares to be awarded pursuant to the A&R 2020 Incentive Plan were issued by the Company and held by the Offshore ESOP Platform. Each share option under the A&R 2020 Share Incentive Plan has a 10 year contractual life and allow participants to purchase 0.05 of the Company’s
Class A
ordinary shares held by the Offshore ESOP Platform. Option awards under the A&R 2020 Share Incentive Plan vest over either a four-year period, with 50% of the awards vesting on the second anniversary of the grant date, 25% of the awards vesting on the third anniversary and
25%
vesting on the fourth anniversary, or a

five-year period, with 25%
vesting on the second, third, fourth and fifth anniversaries of the grant date, respectively.
In December 2021, the Company granted 30,808,793 share options under the A&R 2020 Share Incentive Plan to the Group’s senior management and employees. As of December 31, 2021, the Company granted 461,535,280 share

options authorized and issued under the A&R 2020 Share Incentive Plan.
The following table summarizes the Company’s
share

option activities for the year ended December 31, 2021 pursuant to the A&R 2020 Share Incentive Plan:

	Number of Options	Weighted Average Exercise Price Per option	Weighted Average grant date fair value per option	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	US$	Years	US$ (in thousands)
Share options outstanding as of December 31, 2020	224,295,105	0.2160	0.0496	9.55	20,468
Granted	200,923,883	0.2767	0.5092
Forfeited	(40,751,365)	0.2793	0.2594

Share options outstanding as of December 31, 2021	384,467,623	0.2099	0.2676	8.28	126,484

Exercisable as of December 31, 2021	104,626,808	0.0746	0.0510	5.58	48,593

The aggregate intrinsic value is calculated as the difference between the exercise price of the awards and the fair value of the underlying
o
rdinary
s
hares at each reporting date, for those awards that had exercise price below the estimated fair value of the relevant ordinary shares.
The total fair value of vested
share
options was RMB2.4 million, RMB2.5 million and RMB31.4 million (US$4.9 million) for the years ended December 31, 2019, 2020 and 2021, respectively. As of December 31, 2021, total unrecognized share-based compensation expense relating to unvested awards was RMB588.8 million (US$92.4 million) which is
expected to be recognized over a weighted-average period of 4.21 years.
The weighted average grant date fair value of the share options granted during the years ended December 31, 2019, 2020 and 2021 were US$0.01, US$0.05 and US$0.51, respectively.
The Group uses the binomial tree option pricing model to estimate the fair value of share options with the assistance of an independent third-party valuation firm. The assumptions used to value the share options were as follows:

	For the years ended December 31,
	2019	2020	2021
Fair value of ordinary shares (US$)	2.78	4.78	4.78-15.78
Risk-free interest rate (%)	0.88-2.00	0.66-0.88	0.93-1.71
Expected volatility (%)	47-48	47-48	48
Expected dividend yield	—	—	—
Life of option	10	10	10
Exercise multiple	2.5	2.5	2.5
Post-vesting forfeiture rate	—	—	—
The risk-free interest rate for periods within the contractual life of the options is based on the U.S. treasury yield curve in effect at the time of grant for a term consistent with the contractual term of the awards. Expected volatility of the is estimated based on the historical volatility ordinary shares of several comparable companies in the same industry until the Company had adequate historical volatility of the share price. The dividend yield is estimated based on our expected dividend policy over the expected term of the options. The expected exercise multiple is based on management’s estimation, which the Company believes is representative of the future.
2020 Senior Management Awards
In April 2020, the Company’s shareholders and Board of Directors authorized and approved a 5%
increase in the number of
ordinary
shares held and reserved by the Offshore ESOP Platform for future share-based payment awards and shares held by the Founder and other senior management. As a result, the Founder received
 4,745,200 ordinary shares, 465,550 Series Angel+ preferred shares, and 605,600 Series
B4-1
preferred shares with no associated performance or service based vesting conditions at nil consideration. The Company accounted for the immediate increase in the Founder’s shareholding as a share-based payment arrangement pursuant to ASC 718 and immediately recognized share-based compensation expenses of RMB143.0 million, of which RMB110.6 million and RMB32.4 million was reflected in additional paid-in
capital and mezzanine equity, respectively.
2021 Senior Management Awards
In May 2021, the Company’s shareholders and Board of Directors authorized and approved the 2021 Senior Management Awards. As a result, a director and executive officer of the Company received
 2,601,000
ordinary shares with no associated performance or service based vesting conditions at nil consideration.

The
Company
immediately recognized share-based compensation expenses of
 RMB
197.2 million (US$30.6 million).
As the Company’s ordinary shares were not publicly traded on the date the 2021 Senior Management Awards were granted, the Group, with the assistance of an independent third-party valuation firm, estimated the fair value of the ordinary shares by using a discounted cash flow approach to determine the enterprise value of the Company, which was then allocated to the Company’s various classes of equity, including preferred shares. The determination of the fair value of the Company’s ordinary shares requires complex and subjective judgments to be made regarding the forecasted revenues, gross margins and operating expenses, weighted average cost of capital and the discount for lack of marketability applied to the projected cash flows. If different estimates and assumptions had been used, the fair value of the ordinary shares could be significantly different and related stock-based compensation expense may materially differ from the recognized amount.
For the above-mentioned incentive plans and awards, the Group recognized aggregate share-based compensation expenses for the years ended December 31, 2019, 2020 and 2021 as follows:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(in thousands)
Fulfillment expenses	258	1,974	32,673	5,127
Sales and marketing expenses	174	532	6,927	1,087
Product development expenses	1,043	4,370	42,666	6,695
General and administrative expenses	515	146,234	233,096	36,578

Total	1,990	153,110	315,362	49,487